Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
CIK 0001853314 Gesher I Acquisition Corp
Schedule of redeemable ordinary shares and non-redeemable ordinary shares

							For the Period from
							Feburary 23, 2021
	Three Months Ended		Three Months Ended		Nine Months Ended		(Inception) Through
	June 30, 2022		June 30, 2021		June 30, 2022		June 30, 2021
		Non-		Non-		Non-		Non-
	Redeemable	redeemable	Redeemable	redeemable	Redeemable	redeemable	Redeemable	redeemable

	(As restated)				(As restated)
Numerator
Allocation of net loss	$(1,653,245)	$(442,063)	$—	(240)	$(2,315,546)	$(646,543)	$—	$(7,067)
Denominator
Weighted average shares outstanding	11,500,000	3,075,000	—	2,700,000	10,919,414	3,048,901	—	2,700,000
Basic and diluted net loss per share	$(0.14)	$(0.14)	$—	—	$(0.21)	$(0.21)	$—	$—

			For the Period from
			February 23,
			2021
	For the year ended		(Inception)
	September 30,		Through
	2022		September 30, 2021
		Non-		Non-
	Redeemable	redeemable	Redeemable	redeemable
Numerator
Allocation of net loss	$(2,347,521)	(648,198)	$—	$(14,946)
Denominator
Weighted average shares outstanding	11,065,753	3,055,479	—	2,700,000
Basic and diluted net loss per share	$(0.21)	(0.21)	$—	$(0.01)